Pensions - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted-average duration of the defined benefit obligation	13 years 3 months	13 years 6 months
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	3.75%	3.75%
Rate of compensation increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	4.00%	3.50%
Expected rate of pension increase [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	3.25%	2.75%
Expected increase of social security base amount (G-amount) [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage Actuarial Assumption To Determine Defined Benefit Obligations	3.75%	3.25%